Annual Total Returns [BarChart] - Cohen & Steers Institutional Realty Shares - Cohen & Steers Institutional Realty Shares	May 01, 2021
Bar Chart Table:
Annual Return 2011	6.25%
Annual Return 2012	15.91%
Annual Return 2013	3.46%
Annual Return 2014	30.18%
Annual Return 2015	5.23%
Annual Return 2016	5.91%
Annual Return 2017	7.45%
Annual Return 2018	(3.99%)
Annual Return 2019	33.01%
Annual Return 2020	(2.57%)